Fair Value Measurements Estimated fair values (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying values and estimated fair values of the Company's financial instruments as of March 31, 2013 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$320,967	$320,967	$—	$320,967
Total assets	$320,967	$320,967	$—	$320,967
Liabilities:
Senior Secured Notes, net	$416,747	$467,500	$467,500	$—
Securitization notes and Funding Facilities, net	278,928	291,788	291,788	—
Notes payable	137,545	137,440	137,440	—
Total liabilities	$833,220	$896,728	$896,728	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities:
Senior Secured Notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and Funding Facilities, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—
The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities
Senior secured notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and conduit facility, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2011 were as follows (dollars in thousands):

	Carrying Amount	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$283,302	$283,302	$—	$283,302
Total assets	$283,302	$283,302	$—	$283,302
Liabilities
Senior secured notes, net	$415,546	$419,688	$419,688	$—
Securitization notes and conduit facility, net	250,895	265,038	265,038	—
Notes payable	71,514	71,514	71,514	—
Total liabilities	$737,955	$756,240	$756,240	$—

Fair Value Disclosures [Text Block]
Note 18 — Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of March 31, 2013 and December 31, 2012, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of March 31, 2013, mortgages and contracts receivable had a balance of $321.0 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjusts the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at March 31, 2013. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of March 31, 2013 based on a quoted price of 110.0 on a restricted bond market as they were not actively traded on the open market.
As of March 31, 2013, the Company’s 2008 Conduit Facility, DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of March 31, 2013, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of March 31, 2013, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value, as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of March 31, 2013, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance, which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of December 31, 2012 based on a quoted price of 109.0 on a restricted bond market, as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and was, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10.0%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of March 31, 2013 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$320,967	$320,967	$—	$320,967
Total assets	$320,967	$320,967	$—	$320,967
Liabilities:
Senior Secured Notes, net	$416,747	$467,500	$467,500	$—
Securitization notes and Funding Facilities, net	278,928	291,788	291,788	—
Notes payable	137,545	137,440	137,440	—
Total liabilities	$833,220	$896,728	$896,728	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities:
Senior Secured Notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and Funding Facilities, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of December 31, 2012 and December 31, 2011, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 109.0 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2011, mortgages and contracts receivable had a balance of $283.3 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports. The Company believes that this balance approximated the fair value of the mortgages and contracts based on the recent extension of the Company’s 2008 Conduit Facility on October 14, 2011. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 98.75 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2011, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2011, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were classified as Level 2 and the Company believes their fair values approximated their carrying values due to the fact that these transactions were recently completed. The Quorum Facility was issued in April 2010, the ILXA Receivables Loan and ILXA Inventory Loan were issued in August 2010, and the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were issued in July 2011.
As of December 31, 2011, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2011, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities
Senior secured notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and conduit facility, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2011 were as follows (dollars in thousands):

	Carrying Amount	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$283,302	$283,302	$—	$283,302
Total assets	$283,302	$283,302	$—	$283,302
Liabilities
Senior secured notes, net	$415,546	$419,688	$419,688	$—
Securitization notes and conduit facility, net	250,895	265,038	265,038	—
Notes payable	71,514	71,514	71,514	—
Total liabilities	$737,955	$756,240	$756,240	$—